Critical and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Critical and Significant Accounting Policies
Schedule of estimated useful lives of other plant and equipment for computation of depreciation using straight-line method
Buildings and improvements	5 to 25 years
Machinery and equipment	3 to 20 years
Furniture and fixtures	3 years

Schedule of imputed interest on federal coal leases	Imputed interest on federal coal leases for the years ended December 31 was as follows (in thousands):
	2013	2012	2011
Imputed interest	$13,212	$20,406	$19,619

Exploration costs included in cost of product sold	Exploration costs are included in cost of product sold and consisted of the following for the years ended December 31 (in thousands):
	2013	2012	2011
Exploration Costs	$2,409	$1,671	$484